Related Party Transactions - Summary of Related Party Carrying Value of Investments In Advances (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total investments in and advances		$ 57,722	$ 34,391
SSGT III OP
Related Party Transaction [Line Items]
Receivables		2,769	629
Total investments in and advances		15,511	8,291
SSGT III OP | SSGT III Mezzanine Loan
Related Party Transaction [Line Items]
Debt		0	4,000
SSGT III OP | SSGT III Bridge Loan
Related Party Transaction [Line Items]
Debt	[1]	2,919	0
SSGT III OP | SSGT III Promissory Note
Related Party Transaction [Line Items]
Debt	[2]	7,000	0
SSGT III OP | SSGT III OP Units and SSGT III SLP
Related Party Transaction [Line Items]
Equity		2,823	3,662
SST VI
Related Party Transaction [Line Items]
Receivables		13,929	5,861
Total investments in and advances		42,211	26,099
SST VI | SST VI Note
Related Party Transaction [Line Items]
Debt		23,000	15,000
SST VI | SST VI OP Units and SLP
Related Party Transaction [Line Items]
Equity		728	1,932
SST VI | SST VI Series C Units
Related Party Transaction [Line Items]
Equity		$ 4,554	$ 3,306

[1]	In January of 2025, SSGT III repaid in full the remaining outstanding principal balance of approximately $2.9 million on the SSGT III Bridge Loan, plus accrued interest.
[2]	In January of 2025, SSGT III repaid in full the $7.0 million previously outstanding on the SSGT III Promissory Note, plus accrued interest.